Note 8 - Derivatives: Schedule of Interest Rate Derivatives (Tables)	3 Months Ended
Mar. 31, 2015
Tables/Schedules
Schedule of Interest Rate Derivatives
Assumptions:	March 31, 2015	December 31, 2014

Dividend yield	0.00%	0.00%
Risk-free rate for term	0.73%	1.65%
Volatility	126%	117%
Maturity dates	3.14 years	4 years
Stock Price	$0.2189	$0.141